REVENUE RECOGNITION - Narrative (Details) - Investment management, advisory and service fees: Performance-based fees - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Revenues	$ 42	$ 4	$ 83	$ 25
Hedge Funds In Liquidation
Disaggregation of Revenue [Line Items]
Revenues			$ 49